Income Tax	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Tax
15.	INCOME TAX

The calculation of the income tax expense accrued for the years ended December 31, 2018, 2017 and 2016 is as follows:

	2018	2017	2016
Current income tax	(943)	(605)	(734)
Deferred income tax	(50,595)	4,574	2,159

	(51,538)	3,969	1,425

The reconciliation between the charge to net income for income tax for the years ended December 31, 2018, 2017 and 2016 and the one that would result from applying the prevailing tax rate on net income before income tax arising from the consolidated statements of comprehensive income for each year is as follows:

	2018	2017	2016
Net income before income tax	90,144	8,703	(29,804)
Statutory tax rate	30%	35%	35%

Statutory tax rate applied to net income before income tax	(27,043)	(3,046)	10,431
Effect of the valuation of property, plant and equipment and intangible assets measured in functional currency	(100,760)	(18,185)	(19,543)
Exchange differences	67,767	12,318	12,237
Effect of the valuation of inventories	(8,666)	(1,558)	(1,819)
Income on investments in associates and joint ventures	1,452	500	206
Effect of tax rate change(1)	12,795	13,892	—
Result of companies’ revaluation	3,594	—	—
Miscellaneous	(677)	48	(87)

Income tax	(51,538)	3,969	1,425

(1)	Contemplates the recovery of the deferred income tax decrease. See Notes 2.b.15 and 30.j.

Breakdown of deferred tax as of December 31, 2018, 2017 and 2016 is as follows:

	2018		2017	2016
Deferred tax assets
Provisions and other non-deductible liabilities	2,920		1,861	3,607
Tax losses carryforward and other tax credits	21,575		6,484	3,837
Miscellaneous	270		99	82

Total deferred tax assets	24,765		8,444	7,526

Deferred tax liabilities
Property, plant and equipment	(113,821)		(43,931)	(45,579)
Miscellaneous	(1,768)		(1,570)	(3,848)

Total deferred tax liabilities	(115,589)		(45,501)	(49,427)

Total Net deferred tax	(90,824	)(1)(2)	(37,057)	(41,901)

(1)

Includes 127 as a result of the implementation of the impairment method in the calculation of the impairment of financial assets pursuant to IFRS 9, having an impact in “Retained earnings”. See Note 2.b.26.

(2)	Includes (3,432) corresponding to adjustment for inflation of the opening deferred liability of subsidiaries with the Peso as functional currency with effect in other comprehensive income.

For fiscal year ended December 31, 2018, the Group estimated a tax loss carryforward of 57,267. Deferred income tax assets are recognized for tax loss carryforwards to the extent their setoff through future taxable profits is probable. Tax loss carryforwards in Argentina expire within 5 years.

In order to fully realize the deferred income tax asset, the Group will need to generate taxable income. Based upon the level of historical taxable income and projections for future over the years in which the deferred income tax are deductible, Management of the Company believes that as of December 31, 2018 it is probable that the Group will realize all of the deferred income tax assets.

As of December 31, 2018, Group’s tax loss carryforwards at the expected recovery rate were as follows:

Date of generation	Date of expiration	Jurisdiction	Amount
2014	2019	Argentina	300
2015	2020	Argentina	2,700
2016	2021	Argentina	796
2017	2022	Argentina	3,418
2018	2023	Argentina	14,361

			21,575

As of December 31, 2018 and 2017, there are no recorded significant deferred tax assets. As of December 31, 2016, the Group did not record 1,138, corresponding to tax loss carry forwards from subsidiaries, 1,090 of which matured from 2017 onwards and 48 of which had indeterminate maturity.

As of December 31, 2018, 2017, and 2016, the Group has classified as deferred tax assets for 301, 588, and 564, respectively, and as deferred tax liability 91,125, 37,645, and 42,465, respectively, all of which arise from the net deferred tax balances of each of the separate companies included in these consolidated financial statements.

As of December 31, 2018, 2017, and 2016, the causes that generate charges to other comprehensive income, did not create temporary differences for income tax.